united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2015

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 96.9%			Diversified Financial Services - 3.4%
Aerospace/Defense - 1.1%			15,000	Visa, Inc. - Class A	$ 4,069,650
10,500	United Technologies Corp.	$ 1,280,055
			Electric - 0.6%
Airlines - 1.4%			6,965	NextEra Energy, Inc.	720,599
40,000	Southwest Airlines Co.	1,729,600
			Electronics - 3.0%
Apparel - 4.2%			105,000	Corning, Inc.	2,562,000
50,500	Under Armour, Inc. *	3,889,005	10,000	Honeywell International, Inc.	1,027,800
15,000	VF Corp.	1,149,900			3,589,800
		5,038,905	Gas - 0.4%
Banks - 10.1%			5,000	Sempra Energy	541,000
100,385	Bank of America Corp.	1,587,087
30,000	Bank of New York Mellon Corp.	1,174,200	Healthcare - 0.9%
32,500	Citigroup, Inc.	1,703,650	10,000	UnitedHealth Group, Inc.	1,136,300
10,000	Goldman Sachs Group, Inc.	1,897,900
27,000	JP Morgan Chase & Co.	1,654,560	Insurance - 4.6%
60,000	Morgan Stanley	2,147,400	30,000	American International Group, Inc.	1,659,900
22,300	US Bancorp	994,803	15,500	Berkshire Hathaway, Inc. *	2,284,855
20,000	Wells Fargo & Co.	1,095,800	15,000	Travelers Co., Inc.	1,611,600
		12,255,400			5,556,355
Beverages - 2.0%			Internet - 11.4%
10,000	Coca-Cola Co.	433,000	12,000	Amazon.com, Inc. *	4,561,920
5,000	Keurig Green Mountain, Inc.	637,900	32,500	Facebook, Inc. - Class A*	2,566,525
14,200	PepsiCo, Inc.	1,405,516	3,000	Google, Inc. - Class A *	1,687,890
		2,476,416	4,250	Google, Inc. - Class C *	2,373,200
Biotechnology - 7.4%			1,100	Priceline Group, Inc. *	1,361,228
15,000	Amgen, Inc.	2,365,800	26,903	Twitter, Inc. *	1,293,496
6,000	Biogen Idec, Inc.*	2,457,540			13,844,259
19,000	Celgene Corp. *	2,309,070	Lodging - 0.5%
17,500	Gilead Sciences, Inc. *	1,811,775	7,500	Marriott International, Inc.	623,250
		8,944,185
Building Materials - 1.2%			Machinery - Construction & Mining - 1.0%
55,000	Masco Corp.	1,440,450	14,000	Caterpillar, Inc.	1,160,600

Chemicals - 2.3%			Machinery - Diversified - 0.8%
9,500	EI du Pont de Nemours & Co.	739,575	6,897	Cummins, Inc.	980,960
7,000	International Flavors & Fragrances, Inc.	853,510
5,000	PPG Industries, Inc.	1,176,900	Media - 2.2%
		2,769,985	10,000	Comcast Corp.	593,800
Computers / Network Products - 5.0%			15,000	Twenty-First Century Fox, Inc.	525,000
46,770	Apple, Inc.	6,008,074	15,345	Walt Disney Co.	1,597,108
					2,715,908
Cosmetics/Personal Care - 1.9%			Miscellaneous Manufacturing - 1.1%
14,000	Colgate-Palmolive Co.	991,480	50,000	General Electric Co.	1,299,500
15,500	Procter & Gamble Co.	1,319,515
		2,310,995
The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2015

Shares		Fair Value	Shares		Fair Value
Oil & Gas Producers - 5.6%			Semiconductors - 0.5%
6,000	Chevron Corp.	$ 640,080	20,000	Intel Corp.	$ 665,000
14,750	ConocoPhillips	961,700
7,500	EOG Resources, Inc.	672,900	Software - 5.5%
12,000	Exxon Mobil Corp.	1,062,480	15,000	Cerner Corp. *	1,080,900
13,900	Helmerich & Payne, Inc.	932,134	10,000	Check Point Software Technologies, Ltd. *	834,900
20,000	Noble Energy, Inc.	944,600	33,870	Microsoft Corp.	1,485,200
20,000	Phillips 66	1,569,200	47,000	Salesforce.com, Inc. *	3,260,860
		6,783,094			6,661,860
Oil & Gas Services - 2.2%			Telecommunications - 1.0%
10,000	Baker Hughes, Inc.	625,100	10,000	AT&T, Inc.	345,600
14,500	National Oilwell Varco, Inc.	788,075	16,540	Verizon Communications, Inc.	817,903
14,500	Schlumberger, Ltd.	1,220,320			1,163,503
		2,633,495	Transportation - 2.5%
Pharmaceuticals - 6.4%			6,000	FedEx Corp.	1,061,880
5,000	Actavis PLC *	1,456,800	10,000	Union Pacific Corp.	1,202,600
17,500	AmerisourceBergen Corp.	1,798,300	7,000	United Parcel Service, Inc. - Class. B	712,110
10,000	Johnson & Johnson	1,025,100			2,976,590
17,900	Merck & Co, Inc.	1,047,866
15,000	Mylan NV *	859,875	TOTAL COMMON STOCK		117,262,814
47,000	Pfizer, Inc.	1,613,040	(Cost - $70,434,290)
		7,800,981
Retail - 6.7%			MONEY MARKET FUND - 3.0%
2,500	Chipotle Mexican Grill, Inc. *	1,662,425	3,595,639	BlackRock Liquidity TempCash
13,000	Costco Wholesale Corp.	1,910,480		Fund - Dollar Shares, 0.01% (a)	3,595,639
16,000	CVS Health Corp.	1,661,920	TOTAL MONEY MARKET FUND		3,595,639
7,000	Starbucks Corp.	654,395	(Cost - $3,595,639)
5,000	TJX Co., Inc.	343,200
12,500	Wal-Mart Stores, Inc.	1,049,125	TOTAL INVESTMENTS - 99.9%
10,000	Williams-Sonoma, Inc.	804,500	(Cost - $74,029,929)(b)		$ 120,858,453
		8,086,045	Other assets less liabilities - 0.1%		90,716
			TOTAL NET ASSETS - 100.0%		$ 120,949,169

PLC - Public Limited Company
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of February 28, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,059,030 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 47,047,360
				Unrealized Depreciation:	(247,937)
				Net Unrealized Appreciation	$ 46,799,423

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2015

Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 58.7%			Commercial Services - 0.4%
Aerospace / Defense - 1.6%				MasterCard, Inc.
	Lockheed Martin Corp.		$ 250,000	2.00%, due 4/1/19	$ 253,882
$ 500,000	3.35%, due 9/15/21	$ 530,270
	Rockwell Collins, Inc.		Computers - 2.4%
500,000	5.25%, due 7/15/19	564,339		Hewlett-Packard Co.
		1,094,609	1,000,000	3.75%, due 12/1/20	1,051,948
Agriculture - 1.5%				International Business Machines Corp.
	Philip Morris International, Inc.		500,000	5.70%, due 9/14/17	558,199
1,000,000	2.50%, due 8/22/22	994,143			1,610,147
			Cosmetics / Personal Care - 0.8%
Banks - 9.7%				Procter & Gamble Co.
	American Express Centurion		500,000	4.70%, due 2/15/19	559,369
1,100,000	5.95%, due 6/12/17	1,216,658
	Bank of America Corp.		Diversified Financial Services - 5.0%
500,000	2.65%, due 4/1/19	509,215		American Express Co.
	BB&T Corp.		1,000,000	1.55%, due 5/22/18	999,753
500,000	5.25%, due 11/1/19	563,500		Ameriprise Financial, Inc.
	Goldman Sachs Group, Inc.		250,000	5.30%, due 3/15/20	286,782
500,000	2.90%, due 7/19/18	514,896		Bear Stearns Company LLC
500,000	3.625%, due 1/22/23	517,985	500,000	5.55%, due 1/22/17	537,229
	Morgan Stanley			General Electric Capital Corp.
500,000	2.125%, due 4/25/18	504,056	500,000	2.30%, due 4/27/17	513,626
500,000	2.50%, due 1/24/19	508,182	500,000	2.30%, due 1/14/19	513,529
1,000,000	5.625%, due 9/23/19	1,136,454	500,000	3.10%, due 1/9/23	518,291
500,000	5.50%, due 7/28/21	578,752			3,369,210
	Wells Fargo & Co.		Electric - 2.4%
500,000	3.45%, due 2/13/23	510,576		Duke Energy Corp.
		6,560,274	1,000,000	3.55%, due 9/15/21	1,060,439
Beverages - 1.2%				Duke Energy Florida, Inc.
	Coca-Cola Co.		250,000	3.10%, due 8/15/21	262,843
500,000	4.875%, due 3/15/19	562,633		Exelon Generation Co. LLC
	Coca-Cola Enterprises, Inc.		250,000	4.00%, due 10/1/20	265,186
250,000	3.50%, due 9/15/20	263,436			1,588,468
		826,069	Electrical Components & Equipment - 2.5%
Biotechnology - 0.4%				Emerson Electric Co.
	Amgen, Inc.		1,000,000	5.375%, due 10/15/17	1,104,648
250,000	3.45%, due 10/1/20	264,829	500,000	4.875%, due 10/15/19	561,292
					1,665,940
Chemicals - 2.3%			Food - 1.6%
	Air Products & Chemicals, Inc.			Campbell Soup Co.
500,000	3.00%, due 11/3/21	516,035	500,000	4.50%, due 2/15/19	538,970
	El du Pont de Nemours & Co.			Kroger Co.
500,000	3.625%, due 1/15/21	534,304	500,000	3.30%, due 1/15/21	519,820
	Praxair, Inc.				1,058,790
500,000	2.45%, due 2/15/22	500,738
		1,551,077

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2015

Principal Amount		Fair Value	Principal Amount		Fair Value
Healthcare-Products - 1.6%			Retail - 4.0%
	Baxter International, Inc.			Costco Wholesale Corp.
$ 500,000	4.50%, due 8/15/19	$ 555,529	$ 500,000	1.70%, due 12/15/19	$ 499,431
	Stryker Corp.			Lowe's Co., Inc.
500,000	4.375%, due 1/15/20	546,275	1,000,000	4.625%, due 4/15/20	1,107,842
		1,101,804		McDonald's Corp.
Healthcare-Services - 1.2%			500,000	2.625%, due 1/15/22	506,543
	UnitedHealth Group, Inc.			Starbucks Corp.
500,000	1.625%, due 3/15/19	499,810	500,000	6.25%, due 8/15/17	559,757
250,000	4.70%, due 2/15/21	283,100			2,673,573
		782,910	Semiconductors - 1.2%
Household Products/Wares - 1.6%				Intel Corp.
	Kimberly Clark Corp.		750,000	3.30%, due 10/1/21	795,631
500,000	3.875%, due 3/1/21	548,991
500,000	2.40%, due 3/1/22	498,678	Software - 0.8%
		1,047,669		Microsoft Corp.
Insurance - 2.5%			500,000	4.20%, due 6/1/19	553,645
	Aflac, Inc.
1,000,000	4.00%, due 2/15/22	1,087,573	Telecommunications - 8.3%
	Berkshire Hathaway Finance Corp.			AT&T, Inc.
500,000	5.40%, due 5/15/18	565,370	500,000	1.40%, due 12/1/17	495,948
		1,652,943	1,500,000	3.00%, due 2/15/22	1,487,661
Iron / Steel - 0.8%	`			Cisco Systems, Inc.
	Nucor Corp.		500,000	4.95%, due 2/15/19	563,723
500,000	5.85%, due 6/1/18	559,317		Verizon Communications, Inc.
			500,000	3.65%, due 9/14/18	530,223
Media - 0.4%			500,000	4.60%, due 4/1/21	552,751
	Walt Disney Co.		1,000,000	5.15%, due 9/15/23	1,147,639
250,000	1.10%, due 12/1/17	250,178	500,000	4.15%, due 3/15/24	537,738
				Vodafone Group PLC
Oil & Gas - 0.7%			250,000	4.375%, due 3/16/21	275,514
	BP Capital Markets PLC				5,591,197
500,000	2.237%, due 5/10/19	504,030	Transportation - 1.2%
				Union Pacific Corp.
Pharmaceutical - 2.6%			500,000	2.75%, due 4/15/23	510,071
	Bristol-Myers Squibb Co.			United Parcel Service, Inc.
500,000	1.75%, due 3/1/19	500,485	250,000	3.125%, due 1/15/21	263,998
	Eli Lilly & Co.				774,069
250,000	1.95%, due 3/15/19	252,867	TOTAL CORPORATE BONDS
	Teva Pharmaceutical Finance Co.		(Cost - $38,168,651)		39,449,164
1,000,000	2.95%, due 12/18/22	1,012,039
		1,765,391

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2015

Principal Amount		Fair Value	Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.4%			Government Agencies - 37.4% (Continued)
Government Agencies - 37.4%				Federal Home Loan Mortgage Corp.
	Federal Farm Credit Bank		$ 2,000,000	1.05%, due 10/30/18	$ 1,973,908
$ 1,000,000	1.10%, due 8/22/17	$ 997,658		Federal National Mortgage Association
1,000,000	4.67%, due 2/27/18	1,105,355	1,000,000	1.00%, due 9/20/17	1,002,531
500,000	1.62%, due 4/23/20	495,837	1,000,000	1.55%, due 9/26/19	990,810
	Federal Home Loan Bank			Tennessee Valley Authority
2,000,000	0.60%, due 2/8/17	1,997,356	1,000,000	4.50%, due 4/1/18	1,099,718
1,000,000	1.125%, due 12/8/17	1,003,131			25,176,618
500,000	1.22%, due 2/28/18	499,810
1,000,000	1.55%, due 7/27/18	1,009,961	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
2,000,000	1.75%, due 8/7/18	2,009,576	(Cost - $24,978,385)		25,176,618
500,000	1.75%, due 12/14/18	507,464
250,000	2.00%, due 9/13/19	254,784	Shares
1,000,000	1.37%, due 10/24/19	980,614	MONEY MARKET FUND - 3.3%
500,000	1.25%, due 12/13/19	495,164		BlackRock Liquidity TempCash
1,000,000	2.375%, due 12/13/19	1,038,342	2,199,976	Fund - Dollar Shares, 0.01% (a)	2,199,976
1,000,000	1.78%, due 3/27/20	997,457	TOTAL MONEY MARKET FUND
500,000	2.875%, due 9/11/20	529,537	(Cost - $2,199,976)
1,000,000	1.875%, due 12/11/20	1,003,904
1,000,000	3.125%, due 12/11/20	1,068,686	TOTAL INVESTMENTS - 99.4%
500,000	2.375%, due 9/10/21	513,244	(Cost - $65,347,012) (b)		$ 66,825,758
500,000	3.00%, due 9/10/21	529,845	Other assets less liabilities - 0.6%		433,035
2,000,000	2.50%, due 12/9/22	2,053,178	TOTAL NET ASSETS - 100.0%		$ 67,258,793
1,000,000	2.675%, due 11/7/25	1,018,748

LLC - Limited Limited Company
PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of February 28, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,347,012 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 1,599,584
				Unrealized Depreciation:	(120,838)
				Net Unrealized Appreciation	$ 1,478,746

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2015 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 117,262,814	$ -	$ -	$ 117,262,814
Money Market Fund	3,595,639	-	-	3,595,639
Total	$ 120,858,453	$ -	$ -	$ 120,858,453
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 39,449,164	$ -	$ 39,449,164
U.S. Government Agency Obligations	-	25,176,618	-	25,176,618
Money Market Fund	2,199,976	-	-	2,199,976
Total	$ 2,199,976	$ 64,625,782	$ -	$ 66,825,758
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, President

Date 4/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, President

Date 4/28/15

By (Signature and Title)

/s/ Harris Cohen

Harris Cohen, Treasurer

Date 4/28/15